UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  780 3rd Avenue, 45th Floor
          New York, NY 10017-2024

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  January 13, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    130855



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRSPAN NTWKS COM              COMMON STOCK     00950H102     2715   500000 SH       SOLE     01          500000        0        0
D ALVARION LTD COM STK           COMMON STOCK     M0861T100     7956   600000 SH       SOLE     01          600000        0        0
D CERAGON NETWORKS COM STK       COMMON STOCK     M22013102     2356   350000 SH       SOLE     01          350000        0        0
D CURAGEN CORP COM               COMMON STOCK     23126R101     5728   800000 SH       SOLE     01          800000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     8880  1500000 SH       SOLE     01         1500000        0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866W0BA     2960   500000 SH  CALL SOLE     01          500000        0        0
D HUTCHINSON TECHNOLOGY INC      COMMON STOCK     448407106     5186   150000 SH       SOLE     01          150000        0        0
D KOMAG INC COM                  COMMON STOCK     500453204    14085   750000 SH       SOLE     01          750000        0        0
D LANTRONIX INC                  COMMON STOCK     516548104     1515  1500000 SH       SOLE     01         1500000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     3016   534840 SH       SOLE     01          534840        0        0
D MPOWER HOLDING CORP COM        COMMON STOCK     62473L309     3740  2000000 SH       SOLE     01         2000000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311001MN    39915  1000000 SH  PUT  SOLE     01         1000000        0        0
D NITROMED INC                   OPTIONS - CALLS  6547980AE     6663   250000 SH  CALL SOLE     01          250000        0        0
D REALNETWORKS INC COM           COMMON STOCK     75605L104     6620  1000000 SH       SOLE     01         1000000        0        0
D SIGMA DESIGN COM               COMMON STOCK     826565103     6951   700000 SH       SOLE     01          700000        0        0
D SILICON IMAGE COM STK          COMMON STOCK     82705T102     4938   300000 SH       SOLE     01          300000        0        0
D TIVO INC COM STK               COMMON STOCK     888706108     7631  1300000 SH       SOLE     01         1300000        0        0
S REPORT SUMMARY                 17 DATA RECORDS              130855        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED